Leases - Amounts recognized in consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Leases
Expense relating to short-term and low-value leases	$ 80	$ 89	$ 139	$ 252
Interest expense on lease liabilities	18	9	40	22
Total	$ 98	$ 98	$ 179	$ 274